BANK LOANS - Short-term bank loans - Narrative (Details)						6 Months Ended
	Jun. 25, 2024 CNY (¥)	Jun. 25, 2024 USD ($)	Jun. 11, 2024 CNY (¥)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Jun. 25, 2024 USD ($)	Jun. 18, 2024 CNY (¥)	Jun. 18, 2024 USD ($)	Jun. 11, 2024 USD ($)	Aug. 31, 2022 USD ($)
BANK LOANS
Repayments of debt						¥ 843,487	$ 115,557	¥ 123,000
Interest expense on bank loan						¥ 169,930	$ 23,280	¥ 159,276
Bank of Kunlun
BANK LOANS
Face amount of debt				¥ 2,900,000									$ 397,298
Term of debt				18 months	18 months
Interest rate (as a percent)				6.00%									6.00%
Repayments of debt				¥ 1,000,000	$ 136,999
Collateral value of debt				¥ 6,500,000									$ 1,000,000
Industry and Commercial Bank of China ("ICBC") | Revolving loan facility
BANK LOANS
Term of debt	1 year	1 year
Interest rate (as a percent)	2.80%								2.80%
Proceeds from debt	¥ 10,000,000	$ 1,369,994
Collateral value of debt	17,000,000								$ 2,300,000
Maximum borrowing capacity	¥ 10,000,000								$ 1,369,994
China Construction Bank | Revolving loan facility
BANK LOANS
Face amount of debt			¥ 1,105,000									$ 151,384
Term of debt			12 months
Interest rate (as a percent)			3.95%									3.95%
Industry and Commercial Bank of China ("ICBC") | Revolving loan facility
BANK LOANS
Interest rate (as a percent)										3.20%	3.20%
Maximum borrowing capacity										¥ 476,000	$ 65,211